Contract assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Contract Assets

	31 December	31 December
Non-current contract assets:	2021	2020
Contract assets	67,505	128,114

	31 December	31 December
Current contract assets:	2021	2020
Contract assets	1,180,236	972,052